AMOUNTS DUE FROM RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Amounts Due From Related Parties
AMOUNTS DUE FROM RELATED PARTIES

NOTE－6 AMOUNTS DUE FROM RELATED PARTIES

Amounts due from related parties consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	$’000	$’000

Due from related parties
- MWE Investment Pte Ltd(1)	10	9
- Yin Zhan Holding Pte Ltd(2)	1	-
- P4 Engineering Industrial Pte Ltd(3)	1,210	1,059

	1,220	1,068

The related parties of the Company are as follows:

(1)	Mr. Eng Hock Lim, Ms Noi Geck Lee and Ms Mei Jun Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(2)	Mr. Eng Hock Lim is the director and the shareholder, and he holds 51% in Yin Zhan Holding Pte Ltd.
(3)	Mr. Eng Hock Lim, Ms Noi Geck Lee and Ms Mei Jun Lim are the directors, and Mr. Eng Hock Lim and Ms Noi Geck Lee also the shareholders and hold 100% stake in P4 Engineering Industrial Pte Ltd.

The amounts are unsecured, interest-free and repayable on demand.

NOTE－6 AMOUNTS DUE FROM RELATED PARTIES

Amounts due from related parties consisted of the following:

	As of December 31,
	2023	2022
	$’000	$’000

Due from related parties:
- MWE Investment Pte Ltd(1)	9	3
- Multi Ways Holdings Limited	-	47
- P4 Engineering Industrial Pte Ltd(2)	1,059	-

	1,068	50

The related party of the Company are as follows:

(1)	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(2)	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and Mr. James Lim and Ms Lee NG also the shareholders and hold 100% stake in P4 Engineering Industrial Pte Ltd.

The amounts are unsecured, interest-free and repayable on demand.